Consolidated of Cash Flow Statements - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Net Income		R$ 7,850.5	R$ 13,083.4	R$ 12,879.2
Depreciation, amortization and impairment		3,612.1	3,512.0	3,074.6
Impairment losses on receivables and inventories		156.3	196.5	97.7
Additions/(reversals) in provisions and employee benefits		168.3	347.1	483.1
Net finance cost		3,493.9	3,702.0	2,268.2
Losses/(gain) on sale of property, plant and equipment and intangible assets		(49.4)	(70.9)	(27.9)
Losses/(gain) on sale of operations in associates		(41.7)		(25.1)
Gains on exchange transaction of shareholdings			(1,240.0)
Equity-settled share-based payment expense		209.3	170.3	197.1
Income tax expense		5,079.3	315.0	3,634.2
Share of result of joint ventures		3.1	5.0	(3.1)
Other non-cash items included in the profit		196.3	(737.4)	(1,305.7)
Cash flow from operating activities before changes in working capital and use of provisions		20,678.0	19,283.0	21,272.3
(Increase)/decrease in trade and other receivables		(265.6)	(578.4)	(380.8)
(Increase)/decrease in inventories		(63.8)	(437.1)	(681.5)
Increase/(decrease) in trade and other payables		(105.8)	(565.1)	5,083.2
Cash generated from operations		20,242.8	17,702.4	25,293.2
Interest paid		(557.3)	(724.9)	(257.3)
Interest received		337.9	597.7	656.2
Dividends received		7.3	111.0	14.8
Income tax paid		(2,156.6)	(5,341.8)	(2,126.1)
Cash flow from operating activities		17,874.1	12,344.4	23,580.8
Proceeds from sale of property, plant and equipment and intangible assets		101.9	133.6	99.8
Proceeds from sale of subsidiaries operations				94.3
Acquisition of property, plant and equipment and intangible assets		(3,203.6)	(4,132.7)	(5,261.2)
Acquisition of subsidiaries, net of cash acquired		(333.3)	(1,824.2)	(1,212.2)
Acquisition of other investments		(1.1)	(37.6)	(123.5)
Investment in short term debt securities and net proceeds/(acquisition) of debt securities		276.9	(37.1)	403.8
Net proceeds/(acquisition) of other assets		86.2		2.0
Cash flow from investing activities		(3,073.0)	(5,898.0)	(5,997.0)
Capital increase				9.9
Proceeds/(repurchase) of treasury shares		(38.6)	0.4	(824.2)
Proceeds from borrowings		2,904.4	3,792.0	4,964.6
Repayment of borrowings		(5,441.7)	(1,896.2)	(5,653.0)
Cash net of finance costs other than interests		(1,459.5)	(3,207.8)	(2,326.9)
Payment of finance lease liabilities		(9.0)	(2.9)	(8.1)
Interest on capital paid based on the investment reserve		(8,819.8)	(10,330.6)	(11,490.2)
Cash flow from financing activities		(12,864.2)	(11,645.1)	(15,327.9)
Net increase/(decrease) in cash and cash equivalents		1,936.9	(5,198.7)	2,256.0
Cash and cash equivalents less bank overdrafts at beginning of year	[1]	7,876.8	13,617.7	9,623.0
Effect of exchange rate fluctuations		539.0	(542.2)	1,738.7
Cash and cash equivalents less bank overdrafts at end of year	[1]	R$ 10,352.7	R$ 7,876.8	R$ 13,617.7

[1]	Net of bank overdrafts.